Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-Term Debt

Short-term debt at March 31, 2012 and 2011, consisted of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Banks, insurance companies and other financial institutions	¥170,824	¥130,308	$2,083,220
Commercial paper	45,000	—	548,780
Short-term debt	¥215,824	¥130,308	$2,632,000

Long-Term Debt

Long-term debt at March 31, 2012 and 2011, consisted of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2012 – 2017, weighted-average rate 3.9%	¥240,629	¥217,554	$2,934,500
Euro Medium-Term Notes maturing serially through 2012 – 2016, weighted-average rate 1.7%	56,098	55,167	684,122
1.66% Unsecured Bonds due 2012	20,000	20,000	243,902
0.85% Unsecured Bonds due 2012	10,000	10,000	121,951
1.53% Unsecured Bonds due 2013	30,000	30,000	365,854
1.19% Unsecured Bonds due 2014	30,000	30,000	365,854
0.58% Unsecured Bonds due 2016	30,000	—	365,854
Capital lease obligations (Note 16)	12,536	48,526	152,878
Other	2,713	2,513	33,085

Total	431,976	413,760	5,268,000
Less: current maturities	(119,457)	(122,608)	(1,456,793)

Long-term debt	¥312,519	¥291,152	$3,811,207

Annual Maturities of Long-Term Debt Excluding Market Value Adjustments

Annual maturities of long-term debt subsequent to March 31, 2012, excluding market value adjustments of ¥1,790 million ($21,829 thousand) are as follows:

Year ending March 31	Millions of yen
2013	¥118,418
2014	104,284
2015	118,876
2016	44,498
2017	43,281
2018 and thereafter	829

Total	¥430,186